Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities at fair value through profit and loss
Financial liabilities	$ 803,218	$ 894,843
Derivative financial instrument liabilities	20,757	15,094
Financial liabilities at fair value through profit or loss	20,757	15,094
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	782,461	879,749
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	86,672	63,528
Payables To LGI [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	0	3,528
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	953	5,760
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	20,744	22,347
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 674,092	$ 784,586